Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Principal Accounting Policies [Abstract]
Summary of Principal Accounting Policies
2. Summary of Principal Accounting Policies
(a) Basis of presentation
The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
(b) Basis of consolidation
The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), and Beijing Leju. All inter-company transactions and balances have been eliminated in consolidation.
The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidates the VIE.
PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides Internet content service and conducts the advertising activities relating to real estate projects through the investments held by Tian Zhuo, a PRC entity controlled by Xin Zhou, the Group’s executive chairman and chief executive officer. On April 1, 2008, Tian Zhuo entered into various agreements with CRIC (Shanghai) Information Technology Co., Ltd (“Shanghai CRIC”), including a Consultancy Service Agreement, Shareholder Voting Rights Proxy Agreement and Exclusive Equity Transfer Call Agreement. Under these agreements, Shanghai CRIC provides Tian Zhuo with consulting and related services and information services and is entitled to receive service fees in an amount up to all of the profit before tax of Tian Zhuo. In addition, the shareholder of Tian Zhuo irrevocably granted Shanghai CRIC the power to exercise all voting rights to which it was entitled. Finally, Shanghai CRIC has the option to acquire all or part of the equity interests in Tian Zhuo, to the extent as permitted by the then-effective PRC laws and regulations, for nominal consideration.
Through the contractual arrangements described above, Shanghai CRIC is deemed the primary beneficiary of Tian Zhuo. Accordingly, the results of Tian Zhuo and its subsidiaries have been included in the accompanying consolidated financial statements, beginning April 1, 2008.
The Group funded Tian Zhuo’s capital requirements of $146,314 and provided an additional $5,120,989 for the purpose of acquisitions and $9,949,353 as prepayment for a three year period for real estate advertising placements to certain Shanghai newspapers through the $15,216,656 in interest-free loans to in 2008. Tian Zhuo repaid $2,621,870 and nil in 2009 and 2010, respectively.
The following financial statement amounts and balances of Tian Zhuo were included in the accompanying consolidated financial statements:

	As of December 31,
	2009	2010
	$	$
Cash and cash equivalents	9,631,554	12,133,157
Unbilled accounts receivable, net of allowance for doubtful accounts	3,803,925	2,864,778
Accounts receivable, net of allowance for doubtful accounts	2,105,244	784,813
Prepaid expenses and other current assets	2,675,884	1,511,617

Total current assets	18,216,607	17,294,365
Total noncurrent assets	6,450,738	6,562,186

Total assets	24,667,345	23,856,551

Accounts payable	1,887,725	319,812
Accrued payroll and welfare expenses	640,283	611,029
Income tax payable	836,915	1,156,467
Other tax payable	576,058	412,247
Other current liabilities	736,553	960,528

Total current liabilities	4,677,534	3,460,083
Deferred tax liabilities, non-current	270,607	202,955

Total liabilities	4,948,141	3,663,038

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Total revenues	1,659,801	12,049,761	8,990,427
Net loss	890,998	1,758,565	1,367,126
To comply with PRC laws and regulations, COHT provides substantially all its Internet content and advertising services in China via its VIE Beijing Leju. Beijing Leju is an advertising agency that sells the advertisements for COHT’s real-estate and home furnishing channels. Beijing Leju is wholly-owned by certain PRC employees of the Group and was funded by COHT through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Beijing Leju to COHT when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Beijing Leju irrevocably granted COHT the power to exercise all voting rights to which it was entitled COHT has also entered into exclusive technical service agreements with Beijing Leju under which COHT provides technical and other services to Beijing Leju in exchange for substantially all of Beijing Leju’s net income. In addition, the employee shareholders have pledged their shares in Beijing Leju as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2010, the total amount of interest-free loans extended to Beijing Leju’s employee shareholders was $1,509,960 and the accumulated gain of Beijing Leju was $1,122,998, which has been included in the consolidated financial statements.
The following financial statement amounts and balances of Beijing Leju were included in the accompanying consolidated financial statements:

	As of December 31,
	2009	2010
	$	$
Cash and cash equivalents	2,128,200	41,914,203
Unbilled accounts receivable, net of allowance for doubtful accounts	13,814,540	35,028,633
Prepaid expenses and other current assets	2,661,465	10,192,141

Total current assets	18,604,205	87,134,977
Total noncurrent assets	1,273,393	5,402,561

Total assets	19,877,598	92,537,538

Accounts payable	6,220,873	2,457,880
Accrued payroll and welfare expenses	895,596	5,387,306
Income tax payable	821,401	2,667,793
Other tax payable	973,464	2,553,470
Other current liabilities	3,894,307	5,767,960

Total current liabilities	12,805,641	18,834,409
Deferred tax liabilities, non-current	—	221,976

Total liabilities	12,805,641	19,056,385

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Total revenues	—	13,813,076	66,876,338
Net income	—	147,922	975,076
There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and are not restricted solely to settle the VIE’s obligations.
(c) Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, and the valuation allowance on deferred tax assets.
(d) Fair value of financial instruments
The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The carrying amount of cash, restricted cash, accounts receivable, current portion of customer deposits, other receivables, accounts payable, other payables and amounts due from/to related parties approximates fair value due to their short-term nature.
The fair value of the customer deposits, non-current portion, was $903,576 and $1,681,695 as of December 31, 2009 and 2010, respectively, based on discounted cash flows.
(e) Business combinations
Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.
(f) Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.
(g) Restricted cash
The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $6,587,093 and $5,389,304 as of December 31, 2009 and 2010, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. The bank deposits will be paid to the developer and recorded as customer deposits upon obtaining the presale permits. These restricted cash accounts were $1,469,422 and $1,596,105 as of December 31, 2009 and 2010, respectively.
(h) Marketable securities
Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in investment income or loss. The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).
(i) Customer deposits
The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group at the end of the contractual sales period or at a date specified in the agency contracts. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.
Customer deposits as of December 31, 2010 included $14,344,620 that was secured by the right to purchase 81 units of property in a development project at a prescribed price and a $44,000,000 deposit paid to a third party to assist it with the acquisition of a real estate development project entity, which will ultimately be converted to customer deposits upon the Group obtaining the exclusive sales agent right.
(j) Unbilled accounts receivable
Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as accounts receivable.
(k) Properties held for sale
Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment for properties held for sale was $99,667, $712,647 and nil for the years ended December 31 2008, 2009 and 2010, respectively.
(l) Investment in affiliates
Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary. The Group has not recorded any impairment losses in any of the periods reported.
(m) Property and equipment, net
Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Gains and losses from the disposal of property and equipment are included in income from operations.
(n) Intangible assets, net
Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.
(o) Impairment of long-lived assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.
(p) Impairment of goodwill and indefinite lived intangible assets
The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.
Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.
Management performs its annual goodwill impairment test on December 31. No goodwill or indefinite lived intangible assets have been impaired during any of the periods presented.
(q) Income taxes
Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.
The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.
(r) Share-based compensation
Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.
(s) Revenue recognition
The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.
The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre- determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.
The Group provides brokerage service for secondary real estate sale and rental transactions. For secondary real estate brokerage service, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.
The Group provides real estate consulting services to customers in relation to land acquisition and property development. In certain instances, the Group agrees to a consulting arrangement wherein payment is contingent upon the delivery of a final product, such as closing a land acquisition transaction or providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. In other instances, the Group provides services periodically during the development stage of a real estate project, such as monthly market updates. The contractual period for such arrangements is usually between one and twelve months with revenue being recognized ratably over such period.
The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to twelve months.
When an arrangement includes periodic consulting services and subscriptions for the CRIC system, revenues are recognized ratably over the longer of the consulting or CRIC subscription period. When an arrangement includes project-based consulting services and subscriptions for the CRIC system, the entire arrangement is considered a single unit of account as the Group does not have objective and reliable evidence of fair value for each deliverable. Revenue is recognized based on the revenue recognition model for the final deliverable in the arrangement, which is typically the subscription for the CRIC system which requires ratable recognition over the subscription period. The Group has objective and reliable evidence of the fair value for the CRIC subscription service. As such, upon delivery of the consulting product, the Group defers the fair value of the remaining CRIC subscription and recognizes the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria have been met. The residual amount recognized is limited to the cumulative amount due under the terms of the arrangement.
The Group has multiple element arrangements that have included the provision of primary real estate services, payment of which is based on a commission rate that is contingent upon the sale of real estate, provision of consulting services and/or subscription for the CRIC system. The Group has determined that the commission rate for the primary real estate services under these multiple element arrangements has been at fair value. As such, the fixed arrangement fees associated with the consulting services and/or subscription for the CRIC system have been recognized in accordance with the preceding paragraph.
The Group generates online real estate revenues principally from online advertising, sponsorship arrangements and, to a lesser extent, hosting arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates. The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract.
The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to twelve months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.
The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criteria has been met.
The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.
Deferred revenues are recognized when payments are received in advance of revenue recognition.
(t) Cost of revenue
Cost of revenue for the primary real estate agency services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent and for developing. Cost of revenue for the secondary real estate brokerage services segment includes rental expenses incurred for properties leased by the Group as brokerage stores. Cost of revenue of real estate information and consulting services segment primarily consists of costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, personnel related costs, amortization of intangible assets, depreciation associated with website production equipment, fees paid to SINA for advertising inventory on non-real estate channels and fees paid to Baidu, Inc. (“Baidu”) for the exclusive right to build and operate all of Baidu’s web channels related to real estate and home furnishing. Cost of revenue for real estate advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale. Cost of revenue for promotional event services includes salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.
(u) Advertising expenses
Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $4,944,909, $3,068,746 and $18,785,709 for the years ended December 31, 2008, 2009 and 2010, respectively.
(v) Foreign currency translation
The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.
The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.
The Group recorded an exchange loss of $460,964, exchange gain of $78,997 and exchange loss of $1,453,940 for the years ended December 31, 2008, 2009 and 2010, respectively, as a component of other income, net.
(w) Government subsidies
Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for investing in certain local districts. Cash subsidies of $1,247,468, $4,759,411 and $4,080,900 were included in other income for the years ended December 31, 2008, 2009 and 2010, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive similar or any subsidiaries in the future.
(x) Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.
The Group regularly reviews the creditworthiness of its customers, but generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers.
Movement of the allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits is as follows:

	2008	2009	2010
	$	$	$
Balance as of January 1	2,441,796	3,397,899	13,799,920
Provisions for doubtful accounts	2,583,853	13,739,796	5,623,888
Business acquisition	—	2,440,358	—
Write offs	(1,691,021)	(5,787,424)	(1,084,209)
Changes due to foreign exchange	63,271	9,291	496,676

Balance as of December 31	3,397,899	13,799,920	18,836,275

The allowance for other receivables was immaterial for all periods presented.
(y) Earnings per share
Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.
The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2008	2009	2010
Net income attributable to E-House ordinary shareholders — basic	$39,576,024	$100,278,300	$36,154,393
Increase (decrease) of income from CRIC*	—	$750,308	$(278,491)

Net income attributable to E-House ordinary shareholders — diluted	$39,576,024	$101,028,608	$35,875,902

Weighted average ordinary shares outstanding	81,818,972	79,643,079	80,287,171
Share options	291,458	813,131	1,015,451

Weighted average number of ordinary shares outstanding — diluted	82,110,430	80,456,210	81,302,622

Basic earnings per share	$0.48	$1.26	$0.45

Diluted earnings per share	$0.48	$1.25	$0.44

*
In calculating diluted earnings per share, the amount of CRIC’s net income included in net income attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income attributable to E-House ordinary shareholders, for purposes of computing diluted earnings per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income from CRIC.

(z) Non-controlling interest
As of December 31, 2009, the majority of the Group’s non-controlling interest is attributable to CRIC, which operates the Company’s real estate information and consulting and real estate online services segments. CRIC acquired COHT for 46,666,667 of its shares with E-House retaining a 52.17% equity interest in CRIC. As of December 31, 2010, E-House retained a 52.83% equity interest in CRIC. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was $451,436,124 and $469,328,225 as of December 31, 2009 and 2010, respectively. For the years ended December 31, 2009 and 2010, $15,825,296 and $12,271,520 of the Group’s consolidated net income was allocated to CRIC, respectively.
The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	2008	2009	2010
	$	$	$
Net income attributable to E-House	39,576,024	100,278,300	36,154,393
Transfers (to) from the non-controlling interest:
Increase in E-House’s additional paid-in capital for sale of 71,400,000 CRIC common shares	—	352,415,498	—
Decrease in E-House’s additional paid-in capital for purchase of 3,033,333 and 1,384,420 CRIC common shares for the years ended December 31, 2009 and 2010, respectively	—	(17,446,572)	(3,614,582)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	—	—	(1,995,625)

Net transfers (to) from non-controlling interest	—	334,968,926	(5,610,207)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	39,576,024	435,247,226	30,544,186

(aa) Comprehensive income
Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.
(ab) Recently issued accounting pronouncements
In October 2009, the FASB issued ASU 2009-13, “Revenue Recognition (Topic 605) — Multiple- Deliverable Revenue Arrangements” (previously EITF 08-1, “Revenue Arrangements with Multiple Deliverables”). This ASU addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this guidance significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Group does not believe the application of this ASU will have a significant effect on its consolidated financial statements.
In December 2010, the FASB issued ASU 2010-28, “Intangibles — Goodwill and Others (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” This ASU specifies that an entity with reporting units that have carrying amounts that are zero or negative is required to assess whether it is more likely than not that the reporting units’ goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting unit(s). Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the revised guidance should be included in earnings as required by Section 350-20-35. The revised guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Group does not believe the application of this ASU will have an effect on its consolidated financial statements.
In December 2010, the FASB issued ASU 2010-29, “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations”. This ASU addresses that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The revised guidance also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The revised guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Group will apply the revised disclosure provisions in the notes to its consolidated financial statements prospectively, as applicable. The application of this ASU will not have an effect on the Group’s consolidated financial statements.